Income taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Loss Carryforwards	$ 478,693,116
Expiring in 2015 [Member]
Operating Loss Carryforwards	0
Expiring in 2016 [Member]
Operating Loss Carryforwards	0
Expiring in 2017 [Member]
Operating Loss Carryforwards	0
Expiring In 2018 [Member]
Operating Loss Carryforwards	1,085,596
Expiring in 2019 [Member]
Operating Loss Carryforwards	6,725,731
Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	470,881,789
CANADA
Operating Loss Carryforwards	387,553,717
CANADA | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2019 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	387,553,717
ITALY
Operating Loss Carryforwards	6,429,576
ITALY | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2019 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	6,429,576
UNITED STATES
Operating Loss Carryforwards	55,353,513
UNITED STATES | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2019 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	55,353,513
SWEDEN
Operating Loss Carryforwards	13,710,864
SWEDEN | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2019 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	13,710,864
Other Jurisdictions [Member]
Operating Loss Carryforwards	15,645,446
Other Jurisdictions [Member] | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring In 2018 [Member]
Operating Loss Carryforwards	1,085,596
Other Jurisdictions [Member] | Expiring in 2019 [Member]
Operating Loss Carryforwards	6,725,731
Other Jurisdictions [Member] | Expiring in 2020 and Later [Member]
Operating Loss Carryforwards	$ 7,834,119